Intellectual Property and Collaborative Agreements (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Jul. 31, 2016	Apr. 30, 2016	Feb. 29, 2016	Nov. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016
Shares issued during period, shares		470,000	210,000
Issuance of common stock	$ 15,000	$ 75,000	$ 60,000			$ 1,000,000
License fee	$ 350,000		250,000
License and success-based milestones			$ 40,000,000
License Agreement [Member]
Accounts receivable							$ 50,000
Number of shares issued for equity components				120,000
Number of value issued for equity components				$ 15,000